Exceptional items	6 Months Ended
Dec. 31, 2021
Exceptional Items [Abstract]
Exceptional items	Exceptional items
Exceptional items are those that in management’s judgement need to be disclosed separately. See page 40 for the definition of exceptional items and the criteria used to determine whether an exceptional item is accounted for as operating or non-operating.

	Six months ended 31 December 2021	Six months ended 31 December 2020
	£ million	£ million
Exceptional operating items
Ongoing litigation in Turkey	—	(15)
Guaranteed minimum pension equalisation	—	(5)
Reversal of provision for obsolete inventories	—	3
	—	(17)
Non-operating items
Sale of businesses and brands
Loss on the prospective sale of Meta	(33)	—
United National Breweries	2	5
	(31)	5

Exceptional items before taxation	(31)	(12)

Items included in taxation
Exceptional taxation	—	(42)
	—	(42)

Total exceptional items	(31)	(54)
Attributable to:
Equity shareholders of the parent company	(31)	(54)
Non-controlling interests	—	—
Total exceptional items	(31)	(54)

Exceptional operating items are charged to other operating expenses.
See page 16 for detailed explanation on exceptional items.